Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 26,419	$ 27,544
Goodwill	120,971	128,114
Intangible assets	41,527	42,452
Investments in associates and joint ventures	6,143	5,861
Investment securities	137	110
Deferred tax assets	2,019	1,719
Employee benefits	6	14
Income tax receivables	869	1,081
Derivatives	138	132
Trade and other receivables	1,661	807
Non-current assets	199,891	207,834
Current assets
Investment securities	396	92
Inventories	4,482	4,427
Income tax receivables	655	627
Derivatives	827	230
Trade and other receivables	4,833	6,187
Cash and cash equivalents	15,252	7,238
Assets classified as held for sale	74	10,013
Current assets	26,519	28,814
Total assets	226,410	236,648
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	17,798	24,882
Retained earnings	30,870	31,484
Equity attributable to equity holders of AB InBev	68,024	75,722
Non-controlling interests	10,327	8,831
Total equity	78,351	84,553
Non-current liabilities
Interest-bearing loans and borrowings	95,478	97,564
Employee benefits	2,970	2,848
Deferred tax liabilities	12,627	12,824
Income tax payables	808	1,022
Derivatives	1,759	352
Trade and other payables	1,522	1,943
Provisions	544	701
Non-current liabilities	115,707	117,254
Current liabilities
Bank overdrafts	5	68
Interest-bearing loans and borrowings	3,081	5,410
Income tax payables	1,036	1,346
Derivatives	5,046	3,799
Trade and other payables	22,965	22,864
Provisions	219	210
Liabilities associated with assets held for sale		1,145
Total current liabilities	32,352	34,841
Total equity and liabilities	$ 226,410	$ 236,648